Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Common stock Class A common stock	Common stock Class B common stock	Treasury stock - Class A Common stock	Reserves	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Contribution from Parent
Beginning balance at Dec. 31, 2021	€ 693,784	€ 5,802	€ 157,178	€ 0	€ 835,839	€ (427,378)	€ 36	€ 122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(127,218)					(127,218)
Other comprehensive income (net of tax)	18						18
Share-based compensation expense	15,342				15,342
Conversion of Class B shares	0	1,469	(14,692)		13,223
Issuance of common stock related to exercise of options and vesting of RSUs	69	187			(118)
Repurchase of common stock	(20,259)			(20,259)
Reissuance of treasury stock	0			299	(299)
Ending balance at Dec. 31, 2022	561,736	7,458	142,486	(19,960)	863,987	(554,596)	54	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(164,476)					(164,476)
Other comprehensive income (net of tax)	21						21
Share-based compensation expense	8,215				8,215
Issuance of common stock related to exercise of options and vesting of RSUs	365	397			(32)
Withholdings on net share settlements of equity awards	(6,456)				(6,456)
Treasury stock, retired, amount	0	(1,200)		19,960		(18,760)
Dividend paid to shareholders	(184,381)				(184,381)
Ending balance at Dec. 31, 2023	215,024	6,655	142,486	0	681,333	(737,832)	75	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(23,698)					(23,698)
Other comprehensive income (net of tax)	192						192
Share-based compensation expense	7,084				7,084
Issuance of common stock related to exercise of options and vesting of RSUs	0	188			(188)
Withholdings on net share settlements of equity awards	(997)				(997)
Ending balance at Dec. 31, 2024	€ 197,605	€ 6,843	€ 142,486	€ 0	€ 687,232	€ (761,530)	€ 267	€ 122,307